LOANS RECEIVABLE, NET, Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 40,484	$ 0
Acquisition of subsidiaries		26,410
Provision for credit losses	115,065	51,068
Write-off of loans receivable	(56,808)	(37,376)
Exchange differences	(1,065)	382
Ending balance	97,676	40,484
Commercial [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	28,324	0
Acquisition of subsidiaries		17,056
Provision for credit losses	7,343	26,063
Write-off of loans receivable	(27,311)	(14,801)
Exchange differences	(657)	6
Ending balance	7,699	28,324
Consumer [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	12,160	0
Acquisition of subsidiaries		9,354
Provision for credit losses	107,722	25,005
Write-off of loans receivable	(29,497)	(22,575)
Exchange differences	(408)	376
Ending balance	$ 89,977	$ 12,160